================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6444

                          Smith Barney Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                 INTERMEDIATE
                               MATURITY NEW YORK
                                MUNICIPALS FUND

                      SEMI-ANNUAL REPORT  |  MAY 31, 2004


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...........  1

Schedule of Investments............  5

Statement of Assets and Liabilities 12

Statement of Operations............ 13

Statements of Changes in Net Assets 14

Notes to Financial Statements...... 15

Financial Highlights............... 23

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Bond investors spent much of the six months ended May 31, 2004 dissecting language from the Federal Reserve for clues on its assessment of the U.S. economy. During this time, the economy's quarterly pace of growth continued to advance at a strong rate that significantly exceeded levels in early 2003./i/ Even the labor market, which generated lackluster results over most of the period, grew significantly during recent months by some measures./ii/ In terms of the State of New York's credit picture, the recent long-term debt ratings on bonds issued by the state were A2 and AA by Moody's Investors Service and Standard & Poor's Ratings Service, respectively./iii/
Although isolated issue- and sector-specific factors influenced the fund's performance, the combination of stronger economic growth and Fed comments


                             PERFORMANCE SNAPSHOT
                              AS OF MAY 31, 2004
                           (excluding sales charges)

                                                                   6 Months
Class A Shares                                                      -0.59%
Lehman Brothers Municipal Bond Index                                -0.22%
Lipper New York Intermediate Municipal Debt Funds Category Average  -0.91%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.86%, Class C shares returned -0.94% and Class O shares returned -0.71% over the six months ended May 31, 2004.


     1 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report
exacerbated bond investors' concerns about rising rates, which move opposite to bond prices. As a result, prices on bonds pulled back and their yields correspondingly rose over the period following their sharp spike in April./iv/ Intermediate-term municipal bonds scheduled to mature in 10 to 15 years held up better than their longer-term counterparts over the six-month period on a national basis as interest rate concerns became more pronounced.

Given that the fund's manager had anticipated that the U.S. economy could begin to pick up, the manager maintained a defensive posture in managing the fund's exposure to interest rate sensitivity. Although this approach detracted from the fund's performance during times when bond prices rose, it diminished the downward pricing pressures on the portfolio when bond prices declined, such as in April.

Performance Review
For the six months ended May 31, 2004, Class A shares of the Smith Barney Intermediate Maturity New York Municipals Fund, excluding sales charges, returned -0.59%. In comparison, the unmanaged Lehman Brothers Municipal Bond Index/v/ returned -0.22%, although its New York municipal bond component subindex underperformed the broader index, returning -0.31% for the same period./vi/ The fund's Lipper New York intermediate municipal debt funds category average returned -0.91% over the same time frame./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Special Shareholder Notice
Effective April 29, 2004, Class L shares were renamed Class C shares and the initial sales charge for Class O shares was eliminated.

Effective April 29, 2004, the Board appointed David Fare Co-Portfolio Manager of the fund, joining Joseph Deane in managing the fund. Mr. Fare is a Vice President and Investment Officer of the fund. Mr. Fare is an investment officer of the fund's advisor, Smith Barney Fund Management LLC. Mr. Fare is a Director of Citigroup Global Markets Inc. and Portfolio Manager of Citigroup Asset Management. He has been with CGM or its predecessor firms since 1989. Mr. Fare holds a B.A. from St. John's University.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended May 31, 2004, calculated among the 34 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

     2 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


     3 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the fund's holdings.
RISKS: Keep in mind that the fund's investments are subject to interest rate and credit risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from events affecting a particular issuer.
All index performance reflects no deduction for fees, expenses or taxes.

/i/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/Based upon non-farm payroll growth data from the U.S. Department of Labor. /iii/Based upon data derived on published reports of the state's long-term bond ratings assigned by each of these bond ratings services on May 21, 2004. /iv/Source: Based upon data reflecting average yields on a universe of general obligation municipal bonds derived via Bloomberg L.P.
/v/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/vi/Source: Lehman Brothers. This subindex is a broad measure of the market for New York municipal bonds with maturities of at least one year.

     4 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                               Semi-AnnualReport

 SCHEDULE OF INVESTMENTS (UNAUDITED)                                MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                             SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------------
Education -- 31.4%
$1,000,000 AA-       City University of New York COP, John Jay College,
                      6.000% due 8/15/06                                                $   1,073,760
   710,000 A-        Hempstead Town Industrial Development Agency, Adelphi
                      University, Civic Facility Revenue, 5.250% due 2/1/14                   752,884
   860,000 Aaa*      Huntington Union Free School District, FGIC-Insured,
                      5.500% due 7/15/11                                                      965,763
                     Nassau County Industrial Development Agency, Civic Facility
                      Revenue, Refunded, (Hofstra University Project),
                      MBIA-Insured:
 1,250,000 AAA          5.250% due 7/1/13                                                   1,374,912
 2,000,000 AAA          5.250% due 7/1/14 (b)                                               2,196,920
                     New York State Dormitory Authority, Revenue Bonds:
                       City University System:
 2,000,000 AAA          Consolidated Second General Resolution, FGIC-Insured,
                         5.000% due 7/1/16                                                  2,091,520
 2,400,000 AAA          Refunded, AMBAC-Insured, 5.750% due 7/1/12 (b)                      2,731,776
   640,000 Aaa*        New York Law School, AMBAC-Insured,
                        5.200% due 7/1/08                                                     694,675
 5,190,000 AAA         New York University, Series A, AMBAC-Insured,
                        5.500% due 7/1/11 (b)                                               5,811,451
 1,370,000 AAA         NYSARC, Inc.:
                        Series A, FSA-Insured, 5.000% due 7/1/12                            1,473,517
                        Series B:
 3,500,000 AA-           5.250% due 11/15/23 (b)                                            3,755,919
 3,500,000 AAA           FGIC-Insured, 5.250% due 11/15/29 (b)                              3,795,365
   500,000 AAA         Siena College, MBIA-Insured, 5.000% due 7/1/10                         543,580
 1,100,000 AA          St. Thomas Aquinas, 5.000% due 7/1/14                                1,141,910
                       State University Dormitory Facilities, Lease Revenue:
 4,230,000 AA-          5.250% due 7/1/13 (b)                                               4,561,505
 1,250,000 AA-          5.375% due 7/1/14                                                   1,359,513
 1,595,000 AAA         State University Educational Facilities, Series B, FSA-Insured,
                        5.250% due 5/15/13                                                  1,752,538
                       Third General Resolution:
 5,000,000 AA-          5.250% due 11/15/13 (b)                                             5,388,550
 4,950,000 AAA          IBC/MBIA-Insured, 5.250% due 11/15/12 (b)                           5,464,502
   725,000 AAA         Yeshiva University, AMBAC-Insured,
                        5.375% due 7/1/15                                                     781,267
----------------------------------------------------------------------------------------------------
                                                                                           47,711,827
----------------------------------------------------------------------------------------------------
Finance -- 4.1%
                     City of Troy Municipal Assistance Corp., MBIA-Insured:
                       Series A:
 1,080,000 AAA          5.000% due 1/15/08                                                  1,152,598
 1,100,000 AAA          5.000% due 1/15/16                                                  1,140,502
 1,990,000 AAA         Series B, zero coupon due 1/15/19                                      994,841

                      See Notes to Financial Statements.

     5 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Finance -- 4.1% (continued)
                     New York City Transitional Finance Authority Revenue, Future
                      Tax Secured:
$1,600,000 AAA          Series B, MBIA-Insured, 5.250% due 5/1/12                 $   1,768,688
 1,000,000 AA+          Series C, 5.375% due 2/1/15                                   1,078,810
-----------------------------------------------------------------------------------------------
                                                                                      6,135,439
-----------------------------------------------------------------------------------------------
General Obligation -- 18.6%
                     Buffalo GO:
   575,000 AAA         General Improvements, Series A, FSA-Insured,
                        4.500% due 11/15/14                                             591,273
 1,390,000 AAA         Parking Revenue, Series C, FSA-Insured,
                        4.500% due 11/15/14                                           1,429,337
 1,540,000 AAA         Series B, 4.750% due 2/1/16 (c)                                1,655,130
 1,000,000 AAA       Erie County Public Improvement Project GO, Series A,
                      FGIC-Insured, 5.750% due 10/1/11                                1,121,940
 1,000,000 A         Monroe County Public Improvement Project GO,
                      6.000% due 3/1/18                                               1,128,280
 1,000,000 AAA       Nassau County GO, Combined Sewer District,
                      Series E, MBIA-Insured, 5.400% due 5/1/10                       1,101,750
                     New York City GO:
 2,000,000 A           Series A, 7.000% due 8/1/04                                    2,018,400
 1,000,000 AAA         Series B, IBC/MBIA-Insured, 4.900% due 8/1/09                  1,074,820
 1,750,000 A           Series J, 5.000% due 6/1/09                                    1,863,558
   100,000 VMIG 1*     Sub-Series A-4, 1.080% due 8/1/22 (d)                            100,000
   100,000 VMIG 1*     Sub-Series E5, 1.100% due 8/1/18 (d)                             100,000
   435,000 AAA       Niagara County GO, Environmental Infrastructure, Series A,
                      MBIA-Insured, 5.250% due 8/15/13                                  480,005
   630,000 Aaa*      Nyack Union Free School District GO, FGIC-Insured,
                      5.250% due 12/15/15                                               693,605
 5,000,000 AAA       Puerto Rico Commonwealth, Public Improvement GO,
                      Series B, FGIC-Insured, 5.500% due 7/1/12 (b)                   5,604,800
                     Pulaski Center School District GO, FGIC-Insured:
   445,000 Aaa*        5.000% due 6/15/11                                               485,424
   780,000 Aaa*        5.000% due 6/15/12                                               848,773
                     Suffolk County GO, Series A:
 1,000,000 AAA         FGIC-Insured, 5.250% due 8/1/13                                1,103,100
 1,880,000 AAA         Public Improvement, Refunded, MBIA-Insured,
                        5.250% due 4/1/13                                             2,049,689
 1,390,000 AAA       Suffolk County Southwest Sewer District GO,
                      MBIA-Insured, 6.000% due 2/1/07 (e)                             1,513,696
                     Yonkers GO, FGIC-Insured:
 1,125,000 AAA         Series A, 5.000% due 9/1/14                                    1,188,855
 2,050,000 AAA         Series C, 5.000% due 6/1/15                                    2,157,195
-----------------------------------------------------------------------------------------------
                                                                                     28,309,630
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     6 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                                VALUE
------------------------------------------------------------------------------------------------
Government Facilities -- 5.0%
                     New York State Urban Development Corp., Revenue Bonds,
                      Series A:
$5,000,000 AA-          5.500% due 1/1/17 (b)                                      $   5,447,950
 1,900,000 AA-          Correctional Facilities, 6.500% due 1/1/09                     2,142,535
------------------------------------------------------------------------------------------------
                                                                                       7,590,485
------------------------------------------------------------------------------------------------
Hospitals -- 3.2%
   500,000 AAA       East Rochester Housing Authority Revenue, North
                      Park Nursing Home, GNMA-Collateralized,
                      4.350% due 10/20/11                                                518,840
                     New York State Dormitory Authority, Revenue Bonds:
 1,000,000 AA-         Mental Health Services Facilities Improvement,
                        6.000% due 2/15/12                                             1,120,100
 1,500,000 AAA         Municipal Health Facility Improvement Program,
                        Series 1, FSA-Insured, 5.500% due 1/15/14                      1,627,455
   500,000 Ba3*        Nyack Hospital, Series A, 6.250% due 7/1/13                       443,655
 1,000,000 AAA         Presbyterian Hospital, Series A, AMBAC/FHA-Insured,
                        5.500% due 2/15/07                                             1,074,020
------------------------------------------------------------------------------------------------
                                                                                       4,784,070
------------------------------------------------------------------------------------------------
Industrial Development -- 4.8%
   535,000 NR        Amherst Industrial Development Agency, Lease Revenue,
                      Multi-Surface Rink Complex, Series A, 5.050% due 10/1/05 (c)       558,492
   300,000 VMIG 1*   Jay Street Development Corp., Revenue Bonds, Series A-4,
                      1.070% due 5/1/22 (d)                                              300,000
                     New York City IDA, Civil Facilities Revenue:
   600,000 AAA         New York University Project, AMBAC-Insured,
                        4.125% due 7/1/11                                                620,652
   500,000 Baa1*       YMCA Greater NY Project, 6.000% due 8/1/07                        535,990
   605,000 AA-       Onondaga County IDA, (Syracuse Home Association Project),
                      5.000% due 12/1/13                                                 638,596
 1,000,000 AA-       Syracuse IDA, Civic Facilities Revenue, (Crouse Health Inc.
                      Project), 5.000% due 1/1/10                                      1,025,870
                     Troy, NY IDA, Civic Facility Revenue, Rensselaer Polytechnic
                      Institute, Series A:
 1,150,000 A+           5.500% due 9/1/11                                              1,276,569
 1,100,000 A+           5.500% due 9/1/12                                              1,221,363
 1,000,000 A+           5.500% due 9/1/13                                              1,102,920
------------------------------------------------------------------------------------------------
                                                                                       7,280,452
------------------------------------------------------------------------------------------------
Life Care Systems -- 0.1%
   200,000 AA        New York State Dormitory Authority Revenue, Hebrew Home
                      for the Aged, FHA-Insured, 5.625% due 2/1/17                       207,818
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Miscellaneous -- 6.7%
$1,465,000 BBB+      Albany Parking Authority Revenue, Series B,
                      5.250% due 10/15/12                                         $   1,512,964
   500,000 A         Capital District Youth Center, Lease Revenue, LOC-Keybank,
                      6.000% due 2/1/17                                                 528,885
 1,500,000 AA-       Metropolitan Transitional Authority Service Contract,
                      Series A, 5.500% due 1/1/15                                     1,642,290
                     New York City Transitional Finance Authority Revenue:
 1,450,000 AA+         Future Tax Secured, Series A, 4.750% due 11/15/16              1,484,438
   300,000 VMIG 1*     Revenue Bonds, Series 1, Subseries 1C,
                        1.070% due 11/1/22 (d)                                          300,000
   100,000 A-1+      New York State Local Government Assistance Corp., Revenue
                      Bonds, Series SGA 59, 1.130% due 4/1/19 (d)                       100,000
   275,000 Aaa*      North Hempstead, FGIC-Insured, 5.000% due 5/15/12                  298,045
 1,395,000 AAA       Suffolk County Judicial Facilities Agency, Service Agreement
                      Revenue, John P. Cohalan Complex, AMBAC-Insured,
                      5.750% due 10/15/11                                             1,561,061
                     Virgin Islands Public Finance Authority Revenue, Series A:
 1,580,000 BBB-        5.300% due 10/1/11                                             1,658,668
 1,000,000 BBB-        5.500% due 10/1/13                                             1,051,540
-----------------------------------------------------------------------------------------------
                                                                                     10,137,891
-----------------------------------------------------------------------------------------------
Pollution Control -- 0.5%
   750,000 BBB       Essex County Industrial Development Agency, PCR,
                      5.700% due 7/1/16 (f)                                             769,740
-----------------------------------------------------------------------------------------------
Transportation -- 15.5%
                     Metropolitan Transit Authority New York:
                       Dedicated Tax Fund, Series A:
 3,000,000 AAA          FGIC-Insured, 5.250% due 11/15/11 (b)                         3,306,480
 2,000,000 AAA          FSA-Insured, 5.500% due 11/15/13 (b)                          2,231,480
 1,000,000 AAA         Service Contract, Refunded, Series A, FGIC-Insured,
                        5.000% due 7/1/12                                             1,086,390
                     New York State Thruway Authority:
 1,545,000 AA-         General Revenue, Series E, 5.000% due 1/1/16                   1,596,325
                       Highway & Bridge Transportation Fund:
 1,000,000 AAA          Series A, FGIC-Insured, 5.500% due 4/1/16                     1,080,230
 1,500,000 AAA          Series B, MBIA-Insured, 5.250% due 4/1/11                     1,651,425
 1,600,000 AAA       Niagara Falls Bridge Commission, Toll Revenue,
                      Series B, FGIC-Insured, 5.250% due 10/1/15                      1,750,112
                     Port Authority of New York & New Jersey, Special Obligation
                      Revenue:
 1,000,000 NR           4th Installment, (Special Project), 6.750% due 10/1/11        1,030,020
 3,000,000 AAA          FGIC-Insured, 5.500% due 11/15/11 (b)                         3,283,320
                        JFK International Airport Terminal 6, MBIA-Insured:
 1,000,000 AAA           6.000% due 12/1/07                                           1,092,920
   415,000 AAA           6.250% due 12/1/10                                             465,925

                      See Notes to Financial Statements.

     8 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    MAY 31, 2004

   FACE
  AMOUNT   RATING(a)                         SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Transportation -- 15.5% (continued)
                     Triborough Bridge & Tunnel Authority Revenue, General
                      Purpose:
$2,000,000 AA-          Series A, 5.250% due 1/1/14                           $   2,148,440
 2,595,000 AA-          Series B, 5.250% due 11/15/14 (b)                         2,846,533
-------------------------------------------------------------------------------------------
                                                                                 23,569,600
-------------------------------------------------------------------------------------------
Utilities -- 4.2%
                     Long Island Power Authority, Electric System Revenue:
 1,000,000 AAA         FSA-Insured, 5.000% due 12/1/15                            1,043,230
 2,000,000 AAA         MBIA-Insured, 5.250% due 4/1/10 (b)                        2,174,040
 2,500,000 A-          Series B, 5.250% due 6/1/13 (b)                            2,662,175
   500,000 VMIG 1*     Subseries 3B, 1.080% due 5/1/33 (d)                          500,000
-------------------------------------------------------------------------------------------
                                                                                  6,379,445
-------------------------------------------------------------------------------------------
Water and Sewer -- 5.9%
                     New York City Municipal Water Finance Authority, Water &
                      Sewer System Revenue:
 3,250,000 Aaa*         Series D, MBIA-Insured, 5.000% due 6/15/15 (b)            3,389,262
 1,400,000 VMIG 1*      Series G, 1.070% due 6/15/24 (d)                          1,400,000
                     New York State Environmental Facility Corp.,
                      Clean Water & Drinking:
   395,000 AAA          5.250% due 6/15/14                                          423,448
   605,000 AAA          Pre-Refunded -- Escrowed with state and local
                         government securities to 6/15/08 Call @ 101,
                         5.250% due 6/15/14                                         652,365
 1,900,000 AAA          Revolving Funds, Series C, 5.250% due 6/15/14             2,068,606
 1,000,000 AAA       Suffolk County Water Authority, Waterworks Revenue,
                      MBIA-Insured, 5.100% due 6/1/09                             1,087,540
-------------------------------------------------------------------------------------------
                                                                                  9,021,221
-------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $147,135,698**)                                 $ 151,897,618
-------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts.
(c) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) All of this security is held as collateral for open futures contracts.
(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 10 and 11 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

     9 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum- stances and economic conditions than debt in highest rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some- what larger than in "Aaa"
       securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured.
       Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba  -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B   -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

     10 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)
ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --Ambac Assurance Corporation
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
EDA    --Economic Development Authority
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FLAIRS --Floating Adjustable Interest Rate Securities
FNMA   --Federal National Mortgage Association
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HFA    --Housing Finance Authority
IBC    --Insured Bond Certificates
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCR    --Pollution Control Revenue
RIBS   --Residual Interest Bonds
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWE   --Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the Schedule of Investments.

     11 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    MAY 31, 2004

ASSETS:
  Investments, at value (Cost -- $147,135,698)                                      $151,897,618
  Cash                                                                                     7,939
  Interest receivable                                                                  2,078,428
  Receivable from broker -- variation margin                                             278,437
  Receivable for Fund shares sold                                                        122,520
  Prepaid expenses                                                                         8,461
------------------------------------------------------------------------------------------------
  Total Assets                                                                       154,393,403
------------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                      149,731
  Investment advisory fee payable                                                         34,373
  Administration fee payable                                                              26,440
  Distribution plan fees payable                                                          11,769
  Payable for Fund shares reacquired                                                       4,000
  Accrued expenses                                                                        38,282
------------------------------------------------------------------------------------------------
  Total Liabilities                                                                      264,595
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $154,128,808
------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                                        $     17,353
  Capital paid in excess of par value                                                151,753,714
  Undistributed net investment income                                                    179,509
  Accumulated net realized loss from investment transactions and futures contracts    (4,659,703)
  Net unrealized appreciation of investments and futures contracts                     6,837,935
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $154,128,808
------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             13,612,600
  Class B                                                                                151,840
  Class C                                                                              2,574,860
  Class O                                                                              1,013,509
Net Asset Value:
  Class A (and redemption price)                                                           $8.88
  Class B *                                                                                $8.88
  Class C (and redemption price)                                                           $8.88
  Class O *                                                                                $8.88
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)                        $9.06
------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and O shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     12 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
  Interest                                                                    $ 3,407,997
-----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                                                243,324
  Distribution plan fees (Note 7)                                                 205,360
  Administration fee (Note 2)                                                     162,216
  Audit and legal                                                                  20,650
  Registration fees                                                                18,313
  Custody                                                                          17,672
  Shareholder communications (Note 7)                                              17,429
  Transfer agency services (Note 7)                                                12,970
  Directors' fees                                                                   4,241
  Other                                                                             5,577
-----------------------------------------------------------------------------------------
  Total Expenses                                                                  707,752
  Less: Investment advisory fee waiver (Note 2)                                   (32,443)
-----------------------------------------------------------------------------------------
  Net Expenses                                                                    675,309
-----------------------------------------------------------------------------------------
Net Investment Income                                                           2,732,688
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
 Realized Gain (Loss) From:
   Investment transactions                                                            545
   Futures contracts                                                           (3,634,285)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                            (3,633,740)
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of period                                                          7,100,429
   End of period                                                                6,837,935
-----------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                        (262,494)
-----------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                  (3,896,234)
-----------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                        $(1,163,546)
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     13 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                                      2004          2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  2,732,688  $  5,204,401
  Net realized gain (loss)                                          (3,633,740)      530,569
  Increase (decrease) in net unrealized appreciation                  (262,494)    1,965,109
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                 (1,163,546)    7,700,079
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                             (2,710,821)   (5,141,672)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (2,710,821)   (5,141,672)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  22,988,731    72,393,978
  Net asset value of shares issued for reinvestment of dividends     1,786,389     3,475,365
  Cost of shares reacquired                                        (29,409,848)  (47,393,358)
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                          (4,634,728)   28,475,985
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (8,509,095)   31,034,392
NET ASSETS:
  Beginning of period                                              162,637,903   131,603,511
--------------------------------------------------------------------------------------------
  End of period*                                                  $154,128,808  $162,637,903
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                    $179,509      $157,642
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     14 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund ("Fund"), a separate non-diversified investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Core Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) class specific expenses are charged to each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from oper-

     15 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report
ations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended May 31, 2004, SBFM voluntarily waived 0.04% of its investment advisory fee, a total of $32,443. This waiver can be terminated at any time by SBFM.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $12,431 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

On April 29, 2004, Class L shares were renamed as Class C shares. On April 29, 2004, initial sales charges on Class O shares were eliminated.

There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year

     16 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report
from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in aggregate. These purchases do not incur an initial sales charge.

Class A, B, C and O shares that are exchanged and are not already subject to a contingent deferred sales charge may be subject to a 1.00% contingent deferred sales charge if redemption occurs within one year of the date of the exchange.

For the six months ended May 31, 2004, CGM received sales charges of approximately $174,000 on sales of the Fund's Class A shares. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM and its affiliates were approximately $30,000 for the Fund's Class A shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

     17 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

5. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                              --------------------
                              Purchases         --
                              --------------------
                              Sales     $2,070,000
                              --------------------

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                   -----------------------------------------
                   Gross unrealized appreciation $5,391,360
                   Gross unrealized depreciation   (629,440)
                   -----------------------------------------
                   Net unrealized appreciation   $4,761,920
                   -----------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At May 31, 2004, the Fund had the following open futures contracts:

                      Number of               Basis      Market    Unrealized
                      Contracts Expiration    Value      Value        Gain
  ---------------------------------------------------------------------------
  Contracts to Sell:
  U.S. Treasury Notes    540       6/04    $61,408,515 $59,332,500 $2,076,015
  ---------------------------------------------------------------------------

     18 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and O shares calculated at an annual rate of 0.50%, 0.60% and 0.20%, respectively, of the average daily net assets of each class. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                         Class A Class B Class C Class O
       -----------------------------------------------------------------
       Rule 12b-1 Distribution Plan Fees $95,934 $3,602  $89,497 $16,327
       -----------------------------------------------------------------

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                        Class A  Class B Class C Class O
       -----------------------------------------------------------------
       Transfer Agency Service Expenses   $7,798   $185   $3,251  $1,736
       -----------------------------------------------------------------

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class C Class O
       ------------------------------------------------------------------
       Shareholder Communication Expenses $10,664   $276   $5,585    $904
       ------------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                 Six Months Ended     Year Ended
                                   May 31, 2004   November 30, 2003+
           ---------------------------------------------------------
           Net Investment Income
           Class A                  $2,213,876        $4,174,865
           Class B                      16,541             9,736
           Class C                     329,895           643,600
           Class O                     150,509           313,471
           ---------------------------------------------------------
           Total                    $2,710,821        $5,141,672
           ---------------------------------------------------------

 +For Class B shares, transactions are for the period April 4, 2003 (inception date) to November 30, 2003.

     19 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

9. Shares of Beneficial Interest

At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective July 22, 2002, the Fund redesignated the existing Class L shares as Class O shares. In addition, effective April 4, 2003 and July 22, 2002, new Class B and Class L shares were created, respectively. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                    May 31, 2004           November 30, 2003+
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                    2,072,769  $ 18,812,828   5,744,521  $ 51,929,093
Shares issued on reinvestment    158,024     1,424,962     304,002     2,742,477
Shares reacquired             (2,718,499)  (24,492,312) (3,693,984)  (33,282,575)
---------------------------------------------------------------------------------
Net Increase (Decrease)         (487,706) $ (4,254,522)  2,354,539  $ 21,388,995
---------------------------------------------------------------------------------
Class B
Shares sold                       70,112  $    632,982     103,380  $    927,156
Shares issued on reinvestment      1,462        13,157         877         7,916
Shares reacquired                (14,268)     (126,250)     (9,723)      (87,601)
---------------------------------------------------------------------------------
Net Increase                      57,306  $    519,889      94,534  $    847,471
---------------------------------------------------------------------------------
Class C*
Shares sold                      379,867  $  3,435,014   2,115,150  $ 19,096,019
Shares issued on reinvestment     26,083       235,217      53,347       481,577
Shares reacquired               (460,315)   (4,145,408) (1,291,833)  (11,648,429)
---------------------------------------------------------------------------------
Net Increase (Decrease)          (54,365) $   (475,177)    876,664  $  7,929,167
---------------------------------------------------------------------------------
Class O
Shares sold                       11,859  $    107,907      48,860  $    441,710
Shares issued on reinvestment     12,545       113,053      26,988       243,395
Shares reacquired                (71,245)     (645,878)   (263,633)   (2,374,753)
---------------------------------------------------------------------------------
Net Decrease                     (46,841) $   (424,918)   (187,785) $ (1,689,648)
---------------------------------------------------------------------------------

 +For Class B shares, transactions are for the period April 4, 2003 (inception date) to November 30, 2003.
*On April 29, 2004, Class L shares were renamed as Class C shares.

     20 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

10. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

11. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage

     21 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report
commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

     22 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                   2004/(1)(2)/  2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $9.09        $8.92     $8.70    $8.46     $8.28     $8.76
---------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(3)(4)/       0.16         0.31      0.33     0.37      0.39      0.38
  Net realized and
   unrealized gain (loss)/(4)/       (0.21)        0.17      0.22     0.24      0.18     (0.48)
---------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                          (0.05)        0.48      0.55     0.61      0.57     (0.10)
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income              (0.16)       (0.31)    (0.33)   (0.37)    (0.39)    (0.38)
---------------------------------------------------------------------------------------------
Total Distributions                  (0.16)       (0.31)    (0.33)   (0.37)    (0.39)    (0.38)
---------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                       $8.88        $9.09     $8.92    $8.70     $8.46     $8.28
---------------------------------------------------------------------------------------------
Total Return/(5)/                    (0.59)%++     5.44%     6.45%    7.24%     7.04%    (1.18)%
---------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)             $120,904     $128,228  $104,823  $78,293   $53,248   $59,896
---------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)/                       0.72%+       0.72%     0.69%    0.65%     0.75%     0.73%
  Net investment income/(4)/          3.48+        3.48      3.76     4.20      4.67      4.47
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  0%           7%        8%       9%       10%       23%
---------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or a portion of its fees for the six months ended May 31, 2004 and the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                    Expense Ratios
                Net Investment Income                 Without Fee Waivers
        ------------------------------------- ------------------------------------
         2004   2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
        -----  -----  ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
Class A $0.00* $0.00* $0.01 $0.01 $0.01 $0.01 0.76%+ 0.76% 0.79% 0.79% 0.89% 0.88%

(4) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     23 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                             2004/(1)(2)/ 2003/(2)(3)/
--------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.09        $8.97
-----------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                   0.13         0.17
  Net realized and unrealized gain (loss)     (0.21)        0.12
-----------------------------------------------------------------
Total Income (Loss) From Operations           (0.08)        0.29
-----------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.13)       (0.17)
-----------------------------------------------------------------
Total Distributions                           (0.13)       (0.17)
-----------------------------------------------------------------
Net Asset Value, End of Period                $8.88        $9.09
-----------------------------------------------------------------
Total Return/(5)++/                           (0.86)%       3.25%
-----------------------------------------------------------------
Net Assets, End of Period (000s)             $1,348         $860
-----------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses/(4)/                                1.28%        1.25%
  Net investment income                        2.94         3.02
-----------------------------------------------------------------
Portfolio Turnover Rate                           0%           7%
-----------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period April 4, 2003 (inception date) to November 30, 2003.
(4) The investment adviser has waived all or a portion of its fees for the six months ended May 31, 2004 and the period ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

        Per Share Decreases to Expense Ratios
        Net Investment Income  Without Fee Waivers
        ---------------------- -------------------
         2004        2003       2004      2003
         ----        ----       ----      ----
Class B $0.00*      $0.00*     1.32%+    1.29%+

(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

     24 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares/(1)/                        2004/(2)(3)/   2003/(3)/  2002/(3)(4)/
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 9.09       $ 8.93      $ 8.95
------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)/                    0.13         0.25        0.09
  Net realized and unrealized gain (loss)      (0.21)        0.16        0.00*
------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.08)        0.41        0.09
------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.13)       (0.25)      (0.11)
------------------------------------------------------------------------------
Total Distributions                            (0.13)       (0.25)      (0.11)
------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 8.88       $ 9.09      $ 8.93
------------------------------------------------------------------------------
Total Return/(6)/                              (0.94)%++     4.70%       1.00%++
------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $22,878      $23,911     $15,649
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                                 1.37%+       1.36%       1.37%+
  Net investment income                         2.84+        2.84        2.90+
------------------------------------------------------------------------------
Portfolio Turnover Rate                            0%           7%          8%
------------------------------------------------------------------------------

(1) On April 29, 2004, Class L shares were renamed as Class C shares.
(2) For the six months ended May 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) For the period July 22, 2002 (inception date) to November 30, 2002.
(5) The investment adviser has waived all or a portion of its fees for the six months ended May 31, 2004, the year ended November 30, 2003 and the period ended November 30, 2002. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

        Per Share Decreases to   Expense Ratios
        Net Investment Income  Without Fee Waivers
        -------------------    -------------------
         2004     2003   2002   2004  2003   2002
         ----     ----   ----   ----  ----   ----
Class C $0.00*   $0.00* $0.00* 1.41%+ 1.40% 1.41%+

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

     25 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class O Shares                   2004/(1)(2)/ 2003/(2)/   2002/(2)(3)/   2001/(2)/   2000/(2)/  1999/(2)/
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period               $ 9.09      $ 8.92       $ 8.69       $ 8.46      $ 8.27     $ 8.76
---------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income/(4)(5)/      0.15        0.28         0.31         0.35        0.37       0.37
  Net realized and unrealized
   gain (loss)/(5)/                 (0.21)       0.17         0.23         0.23        0.19      (0.50)
---------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                    (0.06)       0.45         0.54         0.58        0.56      (0.13)
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.15)      (0.28)       (0.31)       (0.35)      (0.37)     (0.36)
---------------------------------------------------------------------------------------------------
Total Distributions                 (0.15)      (0.28)       (0.31)       (0.35)      (0.37)     (0.36)
---------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                     $ 8.88      $ 9.09       $ 8.92       $ 8.69      $ 8.46     $ 8.27
---------------------------------------------------------------------------------------------------
Total Return/(6)/                   (0.71)%++    5.10%        6.30%        6.87%       6.97%     (1.49)%
---------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)              $8,999      $9,639      $11,132       $9,526      $4,946     $4,957
---------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(4)/                      0.95%+      1.02%        0.95%        0.92%       0.94%      0.92%
  Net investment income/(5)/         3.25+       3.17         3.52         3.93        4.48       4.28
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 0%          7%           8%           9%         10%        23%
---------------------------------------------------------------------------------------------------

(1) For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On July 22, 2002, Class L shares were renamed as Class O shares.
(4) The investment adviser has waived all or a portion of its fees for the six months ended May 31, 2004 and the five years ended November 30, 2003. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

               Per Share Decreases to                    Expense Ratios
                Net Investment Income                 Without Fee Waivers
        ------------------------------------- ------------------------------------
         2004   2003  2002  2001  2000  1999   2004  2003  2002  2001  2000  1999
        ------ ------ ----- ----- ----- ----- ------ ----- ----- ----- ----- -----
Class O $0.00* $0.00* $0.01 $0.01 $0.01 $0.01 0.99%+ 1.06% 1.05% 1.06% 1.08% 1.07%

(5) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     26 Smith Barney Intermediate Maturity New York Municipals Fund | 2004
                              Semi-Annual Report

                             SMITH BARNEY
                             INTERMEDIATE
                  MATURITY NEW YORK MUNICIPALS FUND



                  TRUSTEES                    OFFICERS (continued)
                  Dwight B. Crane             Robert I. Frenkel
                  Burt N. Dorsett             Secretary and
                  R. Jay Gerken, CFA          Chief Legal Officer
                    Chairman
                  Elliot S. Jaffe             INVESTMENT ADVISER
                  Stephen E. Kaufman          AND ADMINISTRATOR
                  Joseph J. McCann*           Smith Barney Fund Management LLC
                  Cornelius C. Rose, Jr.
                                              DISTRIBUTOR
                  OFFICERS                    Citigroup Global Markets Inc.
                  R. Jay Gerken, CFA
                  President and Chief         CUSTODIAN
                  Executive Officer           State Street Bank and
                                               Trust Company
                  Andrew B. Shoup
                  Senior Vice President,      TRANSFER AGENT
                  Chief Administrative        Citicorp Trust Bank, fsb.
                  Officer, Chief Financial    125 Broad Street, 11th Floor
                  Officer and Treasurer**     New York, New York 10004

                  Joseph P. Deane             SUB-TRANSFER AGENT
                  Vice President and          PFPC Inc.
                  Investment Officer          P.O. Box 9699
                                              Providence, Rhode Island
                  David T. Fare               02940-9699
                  Vice President and
                  Investment Officer

                  Andrew Beagley
                  Chief Anti-Money
                  Laundering Compliance
                  Officer

                  Kaprel Ozsolak
                  Controller

                   *Mr. McCann became Trustee Emeritus on June 30, 2004. **Chief Financial Officer and Treasurer as of June 24, 2004.

  Smith Barney Investment Trust



  Smith Barney Intermediate Maturity New York Municipals Fund
  The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.




  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity New York Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

  SMITH BARNEY INTERMEDIATE MATURITY
  NEW YORK MUNICIPALS FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

  www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2401 7/04                                                             04-6881

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Trust

Date:   August 5, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Trust

Date:   August 5, 2004

By:     /s/ Andrew B. Shoup
        -----------------------------------
        (Andrew B. Shoup)
        Chief Financial Officer of
        Smith Barney Investment Trust

Date:   August 5, 2004